UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 06/30/2011

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2011

		VALUE
		-----------
COMMON STOCKS -- 88.98%
	Consumer Discretionary - Durables &
	Apparel -- 7.90%
125,000	CSS Industries, Inc.	$ 2,616,250
155,000	Leggett & Platt, Incorporated	3,778,900
135,000	Mattel, Inc.	3,711,150
50,000	Tupperware Brands Corporation	3,372,500
		-----------
		13,478,800
		-----------
	Consumer Discretionary - Retailing -- 1.11%
35,000	Genuine Parts Company	1,904,000
		-----------
	Consumer Staples - Food & Staples
	Retailing -- 4.14%
300,000	SUPERVALU INC.	2,823,000
100,000	Walgreen Co.	4,246,000
		-----------
		7,069,000
		-----------
	Consumer Staples - Food, Beverage &
	Tobacco -- 4.55%
135,000	Altria Group, Inc.	3,565,350
47,000	Philip Morris International Inc.	3,138,190
106,715	Rocky Mountain Chocolate Factory, Inc.	1,054,344
		-----------
		7,757,884
		-----------
	Energy -- 8.37%
180,000	Dorchester Minerals, L.P.	4,851,000
30,000	Kayne Anderson Energy Total Return Fund, Inc.	889,200
120,000	Kayne Anderson Midstream/Energy Fund, Inc.	3,009,600
40,000	Kayne Anderson MLP Investment Company	1,210,000
120,000	PAA Natural Gas Storage, L.P.	2,720,400
25,000	Plains All American Pipeline, L.P.	1,600,000
		-----------
		14,280,200
		-----------
	Financials - Diversified -- 3.12%
30,000	Federated Investors, Inc. - Class B	715,200
113,800	W.P. Carey & Co. LLC	4,605,486
		-----------
		5,320,686
		-----------
	Financials - Insurance -- 6.25%
100,000	Arthur J. Gallagher & Co.	2,854,000
96,528	Mercury General Corporation	3,811,891
340,000	Old Republic International Corporation	3,995,000
		-----------
		10,660,891
		-----------
	Financials - Real Estate -- 6.95%
390,000	Cohen & Steers Quality Income Realty
	Fund, Inc.	3,810,300
60,000	Digital Realty Trust, Inc.	3,706,800
300,000	Monmouth Real Estate Investment
	Corporation - Class A	2,535,000
160,000	Summit Hotel Properties, Inc.	1,816,000
		-----------
		11,868,100
		-----------
	Health Care - Pharmaceuticals, Biotechnology
	& Life Sciences -- 3.99%
53,000	Abbott Laboratories	2,788,860
195,000	Pfizer Inc.	4,017,000
		-----------
		6,805,860
		-----------
	Industrials - Capital Goods -- 7.70%
206,100	Douglas Dynamics, Inc.	3,254,319
36,300	National Presto Industries, Inc.	3,684,087
65,000	Snap-on Incorporated	4,061,200
14,000	W.W. Grainger, Inc.	2,151,100
		-----------
		13,150,706
		-----------
	Industrials - Commercial & Professional
	Services -- 8.17%
70,000	Avery Dennison Corporation	2,704,100
196,770	Healthcare Services Group, Inc.	3,197,513
70,000	Pitney Bowes Inc.	1,609,300
100,000	Republic Services, Inc.	3,085,000
90,000	Waste Management, Inc.	3,354,300
		-----------
		13,950,213
		-----------
	Industrials - Transportation -- 2.66%
80,000	Ryder System, Inc.	4,548,000

		-----------
	Information Technology - Hardware &
	Equipment -- 3.66%
80,000	Diebold, Incorporated	2,480,800
175,000	Molex Incorporated - Class A	3,759,000
		-----------
		6,239,800
		-----------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.22%
100,000	Microchip Technology Incorporated	3,791,000
		-----------
	Information Technology - Software &
	Services -- 5.30%
150,000	Broadridge Financial Solutions, Inc.	3,610,500
48,066	Computer Services, Inc.	1,437,173
130,000	Paychex, Inc.	3,993,600
		-----------
		9,041,273
		-----------
	Materials -- 5.25%
35,000	AptarGroup, Inc.	1,831,900
57,300	Greif, Inc. - Class B	3,452,325
160,000	RPM International, Inc.	3,683,200
		-----------
		8,967,425
		-----------
	Telecommunication Services -- 4.81%
120,000	AT&T Inc.	3,769,200
550,000	Frontier Communications Corporation	4,438,500
		-----------
		8,207,700
		-----------
	Utilities -- 2.83%
60,000	FirstEnergy Corporation	2,649,000
42,000	Integrys Energy Group, Inc.	2,177,280
		-----------
		4,826,280
		-----------

	TOTAL COMMON STOCKS
	(cost $127,897,107)	151,867,818
		-----------

PREFERRED STOCKS -- 1.30%
	Financials - Banks -- 0.44%
30,000	ASBC Capital I Trust Preferred 7.625%,	750,300
	06/15/32, Callable, Cumulative	-----------

	Financials - Real Estate -- 0.86%
57,800	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable	1,467,542
		-----------

	TOTAL PREFERRED STOCKS
	(cost $2,169,544)	2,217,842
		-----------

CONVERTIBLE PREFERRED STOCKS -- 2.57%
	Financials - Diversified -- 1.87%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock
	Series L	3,201,985
		-----------

	Health Care - Equipment & Services -- 0.70%
80,020	National HealthCare Corporation Series A	1,188,297
		-----------

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(cost $4,139,334)	4,390,282
		-----------

SHORT-TERM INVESTMENTS -- 7.37%
	Commercial Paper - 6.70%
$1,200,000	Aetna Inc. 07/01/11, 0.23%	1,200,000
1,000,000	UnitedHealth Group Incorporated 07/01/11,
	0.31%	1,000,000
250,000	Hitachi Capital America Corp. 07/05/11, 0.35%	249,990
1,250,000	Integrys Energy Group, Inc. 07/06/11, 0.21%	1,249,964
525,000	Bacardi-Martini B.V. 07/07/11, 0.30%	524,974
925,000	Clorox Company (The) 07/07/11, 0.26%	924,960
1,000,000	Wisconsin Energy Corporation 07/07/11, 0.27%	999,955
725,000	VW Credit, Inc. 07/08/11, 0.29%	724,959
1,150,000	VW Credit, Inc. 07/11/11, 0.29%	1,149,907
475,000	Valspar Corporation 07/12/11, 0.30%	474,957
700,000	General Mills, Inc. 07/13/11, 0.17%	699,960
1,075,000	Kellogg Company 07/14/11, 0.22%	1,074,915
1,150,000	Anheuser-Busch InBev Worldwide Inc. 07/21/11,
	0.22%	1,149,859
		-----------
		11,424,400
		-----------
	Variable Rate Security - 0.67%
1,149,224	American Family Financial Services, Inc.(1)

07/01/11, 0.10%	1,149,224
-----------
TOTAL SHORT-TERM INVESTMENTS
(cost $12,573,624)	12,573,624
-----------

TOTAL INVESTMENTS
(cost $146,779,609) - 100.22%	171,049,566
-----------

LIABILITIES, NET OF OTHER ASSETS - (0.22)%	(369,220)
-----------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100%	170,680,346
-----------
-----------

% OF NET ASSETS

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of June 30, 2011, investment cost for federal tax purposes was $146,757,527 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$26,046,150
Unrealized depreciation	(1,754,111)
-----------
Net unrealized appreciation	$24,292,039
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks	$151,867,818
Preferred Stocks	2,217,842
Convertible Preferred Stocks	1,188,297
Level 2 -
Convertible Preferred Stocks	3,201,985
Commercial Paper	11,424,400
Variable Rate Security	1,149,224
Level 3 -
None	-
------------
Total	$171,049,566
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/26/2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/26/2011

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/26/2011